Share capital and other equity instruments	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share capital and other equity instruments

17. Share capital and other equity instruments

On February 1, 2023, the Company performed a share consolidation of all its issued and outstanding common shares, stock options and warrants on the basis of a consolidation ratio of ten pre-consolidation shares to one post-consolidation share. The quantities and per unit prices of the Company's common shares, stock options and warrants presented in these audited annual consolidated financial statements have been retroactively adjusted to give effect to the share consolidation.

a) Share capital

Authorized and without par value

Common shares: unlimited number authorized, participating, carrying one vote per share, entitled to dividends.

Preferred shares: unlimited number authorized, issuable in one or more series.

-
Series A preferred shares: unlimited number authorized, no par value, non-voting, ranking in priority to the common shares, entitled to the same dividends as the common shares, non-transferable, redeemable at the redemption amount offered for the common shares upon a change in control event.

No preferred shares have been issued. Apart from the share consolidation, there were no changes in the issued and outstanding common shares during the year ended December 31, 2022. At December 2022 and 2021, the number of common shares outstanding were as follows:

		2022		2021
	Number	Amount	Number	Amount
Balance - beginning of year	3,104,222	$979,849	2,994,350	$977,261
Shares issued pursuant to a restricted share units plan (note 17b)	—	—	14	—
Shares issued upon conversion of debt	—	—	109,858	2,588
Balance - end of year	3,104,222	$979,849	3,104,222	$979,849

2021

On October 20, 2021, the Company exercised its right to convert, the entirety of its secured convertible debt (note 16) into 109,858 of its common shares.

2020

On January 29, 2020, the Company issued 9,683 common shares as a consideration for the final payment for a license acquired in January 2018. This transaction was accounted for as an extinguishment of the license acquisition payment obligation and the difference between the carrying value of the liability of $1,319 and the amount recorded for the shares issued of $1,240, which were valued at the market price of the shares on their date of issuance, was recorded as a gain on extinguishment of liabilities of $79 during the year ended December 31, 2020.

b) Contributed surplus (Share-based payments)

Stock options

The Company has established a stock option plan for its directors, officers, employees and service providers. The plan provides that the aggregate number of shares reserved for issuance at any time under the plan may not exceed 374,971 common shares and the maximum number of common shares, which may be reserved for issuance to any individual, may not exceed 5% of the outstanding common shares. The stock options issued under the plan may be exercised over a period not exceeding ten years from the date they were granted. Most of the stock options outstanding have a contractual life of 10 years.

The vesting period of the stock options varies from immediate vesting to vesting over a period not exceeding six years, most of them vesting over four years. Participants meeting certain service and age requirements may see the vesting of certain awards accelerate upon retirement. The vesting conditions are established by the Board of Directors on the grant date. The exercise price is based on the weighted average share price for the five business days prior to the grant.

For stock options having a CAD exercise price, the changes in the number of stock options outstanding during the years ended December 31, 2022 and 2021 were as follows:

		2022		2021
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	($)	Number	($)
Balance - beginning of year	102,805	$215.29	248,591	$187.11
Forfeited	(1,168)	143.47	(132,178)	143.32
Expired	(8)	21,225.00	(13,608)	399.56
Balance - end of year	101,629	$214.46	102,805	$215.29

For options having a USD exercise price, the changes in the number of stock options outstanding during the years ended December 31, 2022 and 2021 were as follows:

		2022		2021
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(USD)	Number	(USD)
Balance - beginning of year	74,900	$34.88	30,500	$46.98
Granted	70,850	6.33	49,200	28.02
Forfeited	(14,834)	16.43	(3,800)	41.04
Expired	—	—	(1,000)	42.70
Balance - end of year	130,916	$21.52	74,900	$34.88

2022

In March 2022, 16,500 stock options having an exercise price of USD 10.20 and vesting over a period of up to four years were issued to executives and a member of the Board of Directors. In June 2022, 44,350 stock options having an exercise price of USD 5.40 and vesting over a period of up to four years, were issued to executives, members of the Board of Directors and employees. Finally, in December, 2022, 10,000 stock options having an exercise price of USD 4.10 and vesting over a period up to four years, were issued to a member of the Company's key management.

2021

In January 2021, 4,000 stock options having an exercise price of USD 53.40, of which 2,000 stock options vested immediately and the remaining stock options vest over a period up to one year, were issued to a member of the Board of Directors. In June 2021, 5,000 stock options having an exercise price of USD 40.90, of which 2,500 stock options vested immediately and the remaining stock options vest over a period up to one year, were issued to a member of the Board of Directors. In July 2021, 5,000 stock options having an exercise price of USD 39.30, of which 1,250 stock options vested on October 1, 2021 and the remaining stock options vest over a period up to one year, were issued to members of the Board of Directors. In October 2021, 35,200 stock options, having an exercise price of USD 21.70 and vesting over a period of up to four years, were issued to employees.

2020

In March 2020, Liminal’s board of directors approved a plan to reduce the exercise price of the stock options issued in June 2019, held by active employees and directors at the time of the repricing. On May 26, 2020, a revised exercise price, pending approval, of $152.10 was determined, changing the exercise price to the higher of (i) $152.10 and (ii) the five trading-day VWAP of Liminal common shares on the repricing date. On June 8, 2020, the repricing of 192,990 of the outstanding stock options having exercise prices of $270.00 and $360.00 to the revised exercise price was approved at the Company’s annual shareholder meeting.

Although the stock options were not repriced until May 26 2020, management concluded that the service period for employees and directors to earn the modified awards had commenced from the date the Company informed the holders of these stock options of the repricing proposal and the expense resulting from the repricing plan should be recognized starting from that date. Using the revised exercise price of $152.10, the Company calculated the final incremental fair value of the repricing on the grant date of May 26, 2020 to be $2,998. The incremental grant date fair value of the repriced options was estimated based on the Black-Scholes option-pricing model calculated before and after the effect of the repricing. The following Black-Scholes assumption were used:

Expected dividend rate	—
Expected volatility of share price	93.2%
Risk-free interest rate	0.4%
Expected life in years	6.3
Weighted average grant date incremental fair value	$15.54

In June 2020, 43,657 stock options, having an exercise price of $140.60 and vesting over a period of up to four years, were issued to employees and directors. In October 2020, 2,000 stock options, having an exercise price of US$108.00 and vesting over a period of three years were issued to a new director. In December 2020, 28,500 stock options having an exercise price of US$42.70, of which 9,500 stock options vested immediately and the remaining stock options vest over a period up to three years, were issued to key management.

During the year ended December 31, 2020, 539 stock options were exercised resulting in cash proceeds of $82 and a transfer from contributed surplus to share capital of $85. The weighted average share price on the date of exercise of the stock options during the year ended December 31, 2020 was $184.70.

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options at the date of grant. The weighted average inputs into the model and the resulting grant date fair values during the years ended December 31, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Expected dividend rate	—	—	—
Expected volatility of share price	116.0%	115.0%	100.5%
Risk-free interest rate	2.97%	1.21%	0.5%
Expected life in years	6.8	6.7	6.7
Weighted average grant date fair value	$7.18	$28.52	$85.08

At December 31, 2022, stock options issued and outstanding denominated in CAD and USD by range of exercise price are as follows:

		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in CAD	outstanding	(in years)	($)	exercisable	($)
$119.90-$146.35	16,288	7.30	$136.79	12,390	$136.53
$146.36-$211.05	79,793	6.43	152.10	65,168	152.10
$211.06 - $2,130.00	5,025	6.43	358.66	5,025	358.66
$2,130.01-$20,700.00	523	5.48	10,761.57	523	10,761.57
	101,629	6.56	$214.46	83,106	$229.04
		Weighted average	Weighted		Weighted
Range of exercise		remaining	average		average
price for stock option	Number	contractual life	exercise price	Number	exercise price
issued in USD	outstanding	(in years)	(USD)	exercisable	(USD)
$4.10-$4.75	10,000	9.95	$4.10	—	$—
$4.76-$7.80	39,550	9.43	5.40	3,250	5.40
$7.81 - $15.95	16,500	9.24	10.20	—	—
$15.96-$41.80	34,866	8.69	26.98	18,292	31.76
$41.81 - $108.00	30,000	7.94	48.48	24,332	48.04
	130,916	8.91	$21.52	45,874	$38.53

A share-based payment compensation expense of $1,864 was recorded for the stock options for the year ended December 31, 2022 ($4,252 and $6,169 for the year ended December 31, 2021 and 2020 respectively).

Restricted share units

The Company has established an equity-settled RSU plan for executive officers of the Company, as part of its incentive program designed to align the interests of its executives with those of its shareholders, and in accordance with its long-term incentive plan. The vesting conditions are established by the Board of Directors on the grant date. Participants meeting certain service and age requirements may see the vesting of certain awards accelerate upon retirement. Each vested RSU gives the right to receive a common share. There have been no RSU grants since 2018 and all the RSU that were earned have since been settled.

Changes in the number of RSU outstanding during the years ended December 31, 2022 and 2021 were as follows:

	2022	2021	2020
Balance - beginning of year	—	421	1,757
Forfeited	—	(5)	(5)
Released	—	(14)	(1,036)
Paid in cash	—	(402)	(295)
Balance - end of year	—	—	421

2022 and 2021

There have been no expenses recorded in 2022 or in 2021 for RSU.

During the year ended December 31, 2021, 402 RSU were paid in cash resulting in a reduction to contributed surplus of $20.

2020

During the year ended December 31, 2020, 295 RSU were paid in cash resulting in a reduction to contributed surplus of $40. As at December 31, 2020, all 421 outstanding RSU were vested. A share-based payment compensation expense of $65 was recorded during the year ended December 31, 2020.

Share-based payments expense

The total share-based payments compensation expense, comprising the above-mentioned expenses for stock options and RSU, has been included in the consolidated statements of operations for the years ended December 31, 2022, 2021 and 2020 as indicated in the following table:

	2022	2021	2020
Research and development expenses	$821	$936	$2,430
Administration expenses	1,043	3,760	3,248
Loss from discontinued operations	—	(444)	556
	$1,864	$4,252	$6,234

c) Warrants

The following table presents the number of warrants outstanding with an exercise price in CAD during the years ended December 31, 2022 and 2021:

		2022		2021
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	($)	Number	($)
Balance of warrants - beginning of year	17,273	$843.30	17,273	$843.30
Cancelled (note 16)	(16,873)	152.10	—	—
Balance of warrants - end of year	400	$29,999.84	17,273	$843.30

The following table presents the changes in the number of warrants outstanding with an exercise price in USD during the years ended December 31, 2022 and 2021:

		2022		2021
		Weighted		Weighted
		average		average
		exercise price		exercise price
	Number	(USD)	Number	(USD)
Balance of warrants - end of year	789,472	$55.00	789,472	$55.00

The 789,472 warrants shown in the table above, are those accounted for as a warrant liability (note 16) and are included in this note in order that all the outstanding warrants are presented in aggregate in the tables above.

The warrants outstanding as at December 31, 2022, their exercise price in CAD or in USD, expiry rate and the overall weighted average exercise price in both currency are as follows:

	Number	Expiry date	Exercise price (CAD)
Warrants outstanding with an exercise price in CAD	400	January 2023	$30,000.00
	Number	Expiry date	Exercise price (USD)
Warrants outstanding with an exercise price in USD	789,472	November 2025	$55.00

On February 15, 2022, the 16,873 warrants having an exercise price of $152.10 were cancelled.